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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY
Investment Company Act file number 811-02090
Invesco Van Kampen Bond Fund
(Exact name of registrant as specified in charter)
1555 Peachtree Street, N.E., Atlanta, Georgia 30309
(Address of principal executive offices)     (Zip code)
Colin Meadows 1555 Peachtree Street, N.E., Atlanta, Georgia 30309
(Name and address of agent for service)
Registrant’s telephone number, including area code: (713) 626-1919
Date of fiscal year end: 2/28
Date of reporting period: 11/30/11

Item 1. Schedule of Investments.

Invesco Van Kampen Bond Fund
Quarterly Schedule of Portfolio Holdings
November 30, 2011

VK-CE-BOND-QTR-1 11/11	Invesco Advisers, Inc.

Schedule of Investments(a)
November 30, 2011
(Unaudited)

	Principal
	Amount	Value

U.S. Dollar Denominated Bonds & Notes—84.08%
Advertising—0.53%
WPP Finance (United Kingdom), Sr. Unsec. Gtd. Global Notes, 8.00%, 09/15/14	$1,080,000	$1,215,220

Aerospace & Defense—0.40%
BE Aerospace, Inc., Sr. Unsec. Notes, 6.88%, 10/01/20	25,000	26,750
Bombardier Inc. (Canada), Sr. Unsec. Notes, 7.75%, 03/15/20(b)	70,000	75,600
Huntington Ingalls Industries Inc.,
Sr. Unsec. Gtd. Notes,
6.88%, 03/15/18(b)	10,000	9,750
7.13%, 03/15/21(b)	40,000	39,300
L-3 Communications Corp., Sr. Unsec. Gtd. Global Notes, 3.95%, 11/15/16	650,000	650,398
Spirit Aerosystems Inc., Sr. Unsec. Gtd. Global Notes, 6.75%, 12/15/20	25,000	25,687
Triumph Group, Inc., Sr. Unsec. Gtd. Sub. Global Notes, 8.00%, 11/15/17	70,000	74,725

		902,210

Agricultural Products—1.39%
Bunge Ltd. Finance Corp., Unsec. Gtd. Unsub. Notes, 4.10%, 03/15/16	1,685,000	1,719,318
Cargill, Inc., Sr. Unsec. Notes, 5.60%, 09/15/12(b)	600,000	620,144
Corn Products International, Inc.,
Sr. Unsec. Notes,
3.20%, 11/01/15	460,000	475,099
6.63%, 04/15/37	300,000	350,835

		3,165,396

Airlines—1.63%
America West Airlines Pass Through Trust, Series 2001-1, Class G, Sec. Pass Through Ctfs., 7.10%, 04/02/21	353,721	332,498
American Airlines Inc., Sr. Sec. Gtd. Notes, 7.50%, 03/15/16(b)(c)	110,000	81,950
American Airlines Pass Through Trust,
Series 2009-1A, Sec. Pass Through Ctfs., 10.38%, 07/02/19	445,843	458,661
Series 2011-1, Class B, Sec. Gtd. Pass Through Ctfs., 7.00%, 01/31/18(b)	824,521	659,617
Continental Airlines Pass Through Trust,
Series 2007-1, Class C, Sec. Sub. Global Pass Through Ctfs., 7.34%, 04/19/14	38,293	37,814
Series 2009-1, Sec. Pass Through Ctfs., 9.00%, 07/08/16	13,681	14,912
Series 2010-1, Class B, Sec. Pass Through Ctfs., 6.00%, 01/12/19	770,000	722,356
Delta Air Lines Pass Through Trust,
Series 2010-1, Class A, Sec. Pass Through Ctfs., 6.20%, 07/02/18	528,229	556,291
Series 2010-1, Class B, Sec. Pass Through Ctfs., 6.38%, 01/02/16(b)	15,000	13,800
Series 2010-2, Class A, Sec. Pass Through Ctfs., 4.95%, 05/23/19	476,609	481,673
Series 2010-2, Class B, Sec. Pass Through Ctfs., 6.75%, 11/23/15(b)	20,000	18,400
Series 2011-1, Class A, Sec. Pass Through Ctfs., 5.30%, 04/15/19	165,000	167,991
Delta Air Lines, Inc.,
Sec. Notes, 12.25%, 03/15/15(b)	75,000	81,000
Sr. Sec. Notes, 9.50%, 09/15/14(b)	9,000	9,315
US Airways Pass Through Trust, Series 1998-1, Class C, Sec. Pass Through Ctfs., 6.82%, 01/30/14	87,961	78,505

		3,714,783

Alternative Carriers—0.08%
Cogent Communications Group, Inc., Sr. Sec. Gtd. Notes, 8.38%, 02/15/18(b)	50,000	51,375
Level 3 Communications Inc., Sr. Unsec. Global Notes, 11.88%, 02/01/19	50,000	52,250
Level 3 Financing Inc.,
Sr. Unsec. Gtd. Global Notes,
9.25%, 11/01/14	39,000	39,780
9.38%, 04/01/19	25,000	25,562
Sr. Unsec. Gtd. Notes, 8.13%, 07/01/19(b)	25,000	24,000

		192,967

Aluminum—0.04%
Century Aluminum Co., Sr. Sec. Gtd. Notes, 8.00%, 05/15/14	80,000	80,050

See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Bond Fund

	Principal
	Amount	Value

Apparel Retail—0.24%
Express LLC/Express Finance Corp., Sr. Unsec. Gtd. Global Notes, 8.75%, 03/01/18	$55,000	$57,750
Gap, Inc. (The), Sr. Unsec. Notes, 5.95%, 04/12/21	380,000	360,525
J. Crew Group, Inc., Sr. Unsec. Gtd. Global Notes, 8.13%, 03/01/19	55,000	50,600
Limited Brands Inc., Sr. Unsec. Gtd. Notes, 6.63%, 04/01/21	70,000	72,975

		541,850

Apparel, Accessories & Luxury Goods—0.15%
Hanesbrands Inc., Sr. Unsec. Gtd. Global Notes, 6.38%, 12/15/20	110,000	108,900
Jones Group/Apparel Group Holdings/ Apparel Group USA/Footwear Accessories Retail, Sr. Unsec. Notes, 6.88%, 03/15/19	145,000	130,137
Quiksilver Inc., Sr. Unsec. Gtd. Global Notes, 6.88%, 04/15/15	100,000	93,250

		332,287

Asset Management & Custody Banks—0.22%
DJO Finance LLC/Corp.,
Sr. Unsec. Gtd. Global Notes, 7.75%, 04/15/18	5,000	4,000
Sr. Unsec. Gtd. Sub. Global Notes, 9.75%, 10/15/17	65,000	51,675
First Data Corp., Sr. Sec. Gtd. Notes, 7.38%, 06/15/19(b)	15,000	14,025
State Street Capital Trust III, Jr. Unsec. Gtd. Sub. Variable Rate Bonds, 5.34% (d)(e)	435,000	423,960

		493,660

Auto Parts & Equipment—0.11%
Allison Transmission Inc., Sr. Unsec. Gtd. Notes, 7.13%, 05/15/19(b)	80,000	76,400
American Axle & Manufacturing, Inc., Sr. Unsec. Gtd. Notes, 7.75%, 11/15/19	50,000	48,125
Dana Holding Corp., Sr. Unsec. Notes, 6.75%, 02/15/21	60,000	59,700
Tenneco Inc., Sr. Gtd. Global Notes, 6.88%, 12/15/20	75,000	75,562

		259,787

Automobile Manufacturers—0.11%
Ford Motor Co., Sr. Unsec. Global Notes, 7.45%, 07/16/31	220,000	258,500

Automotive Retail—1.27%
Advance Auto Parts, Inc., Sr. Unsec. Gtd. Notes, 5.75%, 05/01/20	1,600,000	1,732,415
AutoZone, Inc., Sr. Unsec. Global Notes, 6.50%, 01/15/14	675,000	747,638
O’Reilly Automotive, Inc., Sr. Unsec. Gtd. Notes, 4.88%, 01/14/21	405,000	426,190

		2,906,243

Biotechnology—0.01%
STHI Holding Corp., Sec. Gtd. Notes, 8.00%, 03/15/18(b)	25,000	25,625

Brewers—0.97%
Anheuser-Busch InBev Worldwide Inc.,
Sr. Unsec. Gtd. Global Notes,
3.00%, 10/15/12	2,000,000	2,036,747
8.20%, 01/15/39	120,000	182,757

		2,219,504

Broadcasting—1.13%
Clear Channel Communications, Inc., Sr. Sec. Gtd. Global Notes, 9.00%, 03/01/21	80,000	66,400
COX Communications Inc., Sr. Unsec. Notes, 8.38%, 03/01/39(b)	305,000	401,908
Discovery Communications LLC, Sr. Unsec. Gtd. Global Notes, 3.70%, 06/01/15	2,000,000	2,101,275

		2,569,583

Building Products—0.30%
American Standard Americas, Sr. Sec. Notes, 10.75%, 01/15/16(b)	40,000	26,600
Associated Materials LLC, Sr. Sec. Gtd. Global Notes, 9.13%, 11/01/17	95,000	80,275
Building Materials Corp. of America,
Sr. Sec. Gtd. Notes, 7.50%, 03/15/20(b)	95,000	101,175
Sr. Unsec. Notes,
6.75%, 05/01/21(b)	20,000	20,150
6.88%, 08/15/18(b)	80,000	82,800
Gibraltar Industries Inc., Series B, Sr. Unsec. Gtd. Sub. Global Notes, 8.00%, 12/01/15	65,000	64,350
Nortek Inc., Sr. Gtd. Notes, 8.50%, 04/15/21(b)	205,000	166,050
Roofing Supply Group LLC/Roofing Supply Finance Inc., Sr. Sec. Notes, 8.63%, 12/01/17(b)	110,000	110,825
USG Corp.,
Sr. Unsec. Gtd. Notes, 9.75%, 08/01/14(b)	10,000	10,025
Sr. Unsec. Notes, 9.75%, 01/15/18	35,000	28,875

		691,125

Cable & Satellite—3.92%
Comcast Corp.,
Sr. Unsec. Gtd. Global Notes,
5.70%, 05/15/18	1,545,000	1,767,187
6.50%, 01/15/15	500,000	566,040
Sr. Unsec. Gtd. Notes, 6.45%, 03/15/37	580,000	660,767
DIRECTV Holdings LLC/ DIRECTV Financing Co., Inc., Sr. Unsec. Gtd. Global Notes, 7.63%, 05/15/16	2,100,000	2,237,812
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Bond Fund

	Principal
	Amount	Value

Cable & Satellite—(continued)
EH Holding Corp.,
Sr. Sec. Gtd. Notes, 6.50%, 06/15/19(b)	$25,000	$24,562
Sr. Unsec. Gtd. Notes, 7.63%, 06/15/21(b)	15,000	14,700
Kabel BW Erste Beteiligungs GmbH/ Kabel Baden-Wurttemberg GmbH & Co. KGaA (Germany), Sr. Sec. Gtd. Notes, 7.50%, 03/15/19(b)	150,000	150,750
NBC Universal Media LLC,
Sr. Unsec. Global Notes,
2.10%, 04/01/14	375,000	379,805
5.15%, 04/30/20	210,000	227,018
5.95%, 04/01/41	355,000	386,794
Time Warner Cable, Inc.,
Sr. Unsec. Gtd. Global Notes,
6.55%, 05/01/37	310,000	343,409
6.75%, 07/01/18	685,000	794,552
8.75%, 02/14/19	455,000	572,299
Sr. Unsec. Gtd. Notes, 5.00%, 02/01/20	350,000	371,570
Virgin Media Secured Finance PLC (United Kingdom), Sr. Sec. Gtd. Global Notes, 5.25%, 01/15/21	420,000	444,630

		8,941,895

Casinos & Gaming—0.30%
Ameristar Casinos Inc., Sr. Unsec. Gtd. Notes, 7.50%, 04/15/21(b)	75,000	75,750
Caesars Entertainment Operating Co. Inc.,
Sec. Gtd. Global Notes, 12.75%, 04/15/18	50,000	36,500
Sr. Unsec. Gtd. Global Bonds, 5.63%, 06/01/15	10,000	5,850
CityCenter Holdings LLC/CityCenter Finance Corp., Sec. Gtd. PIK Notes, 11.50%, 01/15/17(b)	15,833	15,892
MGM Resorts International, Sr. Unsec. Gtd. Global Notes, 6.63%, 07/15/15	270,000	252,788
Pinnacle Entertainment Inc., Sr. Unsec. Gtd. Global Notes, 8.63%, 08/01/17	30,000	31,500
Seneca Gaming Corp., Sr. Unsec. Gtd. Notes, 8.25%, 12/01/18(b)	42,000	41,160
Snoqualmie Entertainment Authority,
Sr. Sec. Floating Rate Notes, 4.18%, 02/01/14(b)(d)	10,000	8,800
Sr. Sec. Notes, 9.13%, 02/01/15(b)	85,000	82,981
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.,
Sec. Gtd. First Mortgage Global Notes, 7.75%, 08/15/20	50,000	53,875
Sr. Sec. Gtd. First Mortgage Global Notes, 7.88%, 11/01/17	65,000	69,997

		675,093

Coal & Consumable Fuels—0.07%
Arch Coal, Inc., Sr. Unsec. Gtd. Notes, 7.25%, 10/01/20	45,000	44,438

Consol Energy Inc., Sr. Unsec. Gtd. Global Notes, 8.25%, 04/01/20	95,000	103,075
Peabody Energy Corp., Sr. Unsec. Gtd. Notes, 6.00%, 11/15/18(b)	15,000	15,225

		162,738

Communications Equipment—0.05%
Avaya Inc., Sr. Sec. Gtd. Notes, 7.00%, 04/01/19(b)	120,000	108,000

Computer & Electronics Retail—0.03%
Rent-A-Center Inc., Sr. Unsec. Gtd. Global Notes, 6.63%, 11/15/20	75,000	75,938

Computer Hardware—0.01%
SunGard Data Systems Inc., Sr. Unsec. Gtd. Global Notes, 7.63%, 11/15/20	30,000	29,850

Computer Storage & Peripherals—0.01%
Seagate HDD Cayman (Cayman Islands),
Sr. Unsec. Gtd. Notes,
7.00%, 11/01/21(b)	15,000	15,075
7.75%, 12/15/18(b)	10,000	10,450

		25,525

Construction & Engineering—0.12%
Dycom Investments Inc., Sr. Unsec. Gtd. Sub. Global Notes, 7.13%, 01/15/21	80,000	80,700
MasTec, Inc., Sr. Unsec. Gtd. Global Notes, 7.63%, 02/01/17	50,000	52,063
Tutor Perini Corp., Sr. Unsec. Gtd. Global Notes, 7.63%, 11/01/18	155,000	145,312

		278,075

Construction & Farm Machinery & Heavy Trucks—0.18%
Case New Holland Inc., Sr. Unsec. Gtd. Global Notes, 7.88%, 12/01/17	45,000	49,500
Chrysler Group LLC/Chrysler Group Co. Inc., Sr. Sec. Gtd. Notes, 8.00%, 06/15/19(b)	200,000	171,500
Commercial Vehicle Group, Inc., Sr. Sec. Gtd. Notes, 7.88%, 04/15/19(b)	52,000	49,660
Manitowoc Co. Inc. (The), Sr. Unsec. Gtd. Notes, 8.50%, 11/01/20	40,000	41,800
Navistar International Corp., Sr. Unsec. Gtd. Notes, 8.25%, 11/01/21	54,000	56,430
Titan International Inc., Sr. Sec. Gtd. Global Notes, 7.88%, 10/01/17	50,000	51,875

		420,765

Construction Materials—0.29%
Cemex Finance LLC, Sr. Sec. Gtd. Bonds, 9.50%, 12/14/16(b)	100,000	79,015
CRH America Inc., Sr. Unsec. Notes, 8.13%, 07/15/18	315,000	362,516
Ply Gem Industries Inc., Sr. Sec. Gtd. Global Notes, 8.25%, 02/15/18	105,000	91,087
Texas Industries Inc., Sr. Unsec. Gtd. Global Notes, 9.25%, 08/15/20	145,000	120,894

		653,512

See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Bond Fund

	Principal
	Amount	Value

Consumer Finance—1.57%
Ally Financial, Inc., Sr. Unsec. Gtd. Global Notes, 7.50%, 09/15/20	$275,000	$266,750
Capital One Capital VI, Jr. Ltd. Gtd. Sub. Pfd. Securities, 8.88%, 05/15/40	600,000	612,750
National Money Mart Co. (Canada), Sr. Unsec. Gtd. Global Notes, 10.38%, 12/15/16	75,000	78,750
SLM Corp.,
Sr. Unsec. Medium-Term Global Notes, 6.25%, 01/25/16	745,000	709,758
Series A, Sr. Unsec. Medium-Term Notes, 5.00%, 10/01/13	1,930,000	1,911,209

		3,579,217

Data Processing & Outsourced Services—0.05%
CoreLogic, Inc., Sr. Unsec. Gtd. Notes, 7.25%, 06/01/21(b)	125,000	118,125

Department Stores—0.91%
Macy’s Retail Holdings, Inc., Sr. Unsec. Gtd. Notes, 5.35%, 03/15/12	2,000,000	2,015,000
Sears Holdings Corp., Sr. Sec. Gtd. Global Notes, 6.63%, 10/15/18	85,000	66,725

		2,081,725

Distillers & Vintners—0.25%
CEDC Finance Corp. International Inc., Sr. Sec. Gtd. Notes, 9.13%, 12/01/16(b)	100,000	65,500
Constellation Brands Inc., Sr. Unsec. Gtd. Global Notes, 7.25%, 05/15/17	60,000	65,850
Pernod-Ricard S.A. (France), Sr. Unsec. Notes, 4.45%, 01/15/22(b)	430,000	434,478

		565,828

Diversified Banks—8.09%
Abbey National Treasury Services PLC (United Kingdom),
Sr. Unsec. Gtd. Global Notes,
2.88%, 04/25/14	250,000	234,521
4.00%, 04/27/16	350,000	313,228
ABN Amro Bank N.V. (Netherlands), Sr. Unsec. Notes, 3.00%, 01/31/14(b)	1,000,000	1,000,708
Barclays Bank PLC (United Kingdom), Unsec. Sub. Notes, 6.05%, 12/04/17(b)	335,000	297,726
BBVA U.S. Senior S.A. Unipersonal (Spain), Sr. Unsec. Gtd. Notes, 3.25%, 05/16/14	1,100,000	1,013,259
BPCE S.A. (France), Sr. Unsec. Notes, 2.38%, 10/04/13(b)	775,000	740,184
Cooperatieve Centrale Raiffeisen-Boerenleenbank B.A. (Netherlands), Jr. Unsec. Sub. Notes, 11.00%(b)(e)	210,000	246,649
Hana Bank (South Korea), Sr. Unsec. Notes, 4.50%, 10/30/15(b)	1,075,000	1,098,615
HBOS PLC (United Kingdom), Unsec. Sub. Medium-Term Global Notes, 6.75%, 05/21/18(b)	1,080,000	862,525
HSBC Bank PLC (United Kingdom), Sr. Unsec. Notes, 4.13%, 08/12/20(b)	1,275,000	1,256,722
HSBC Finance Corp., Sr. Unsec. Sub. Global Notes, 6.68%, 01/15/21	957,000	948,203
ICICI Bank Ltd. (India), Sr. Unsec. Notes, 4.75%, 11/25/16(b)	600,000	570,945
ING Bank N.V. (Netherlands), Sr. Unsec. Notes, 3.00%, 09/01/15(b)	510,000	505,263
Korea Development Bank (The) (South Korea), Sr. Unsec. Global Notes, 4.38%, 08/10/15	1,135,000	1,171,459
Lloyds TSB Bank PLC (United Kingdom),
Sr. Unsec. Gtd. Global Notes, 4.88%, 01/21/16	525,000	512,504
Sr. Unsec. Gtd. Medium-Term Notes, 5.80%, 01/13/20(b)	690,000	659,205
Unsec. Gtd. Sub. Medium-Term Notes, 6.50%, 09/14/20(b)	540,000	473,683
RBS Capital Trust II, Jr. Unsec. Gtd. Sub. Global Bonds, 6.43% (e)(f)	25,000	12,875
Royal Bank of Scotland Group PLC (United Kingdom), Sr. Unsec. Global Notes, 6.40%, 10/21/19	760,000	706,882
Royal Bank of Scotland PLC (The) (United Kingdom), Sr. Unsec. Gtd. Global Notes, 4.88%, 03/16/15	1,160,000	1,125,939
Santander U.S. Debt S.A. Unipersonal (Spain),
Sr. Unsec. Gtd. Notes,
2.99%, 10/07/13(b)	500,000	474,227
3.72%, 01/20/15(b)	800,000	730,219
Societe Generale S.A. (France), Sr. Unsec. Medium-Term Notes, 5.20%, 04/15/21(b)	1,200,000	1,030,656
Standard Chartered Bank (United Kingdom), Unsec. Sub. Notes, 6.40%, 09/26/17(b)	800,000	819,188
Standard Chartered PLC (United Kingdom), Sr. Unsec. Notes, 3.20%, 05/12/16(b)	500,000	488,832
VTB Bank OJSC Via VTB Capital S.A. (Luxembourg),
Sr. Unsec. Loan Participation Notes,
6.32%, 02/22/18(b)	915,000	871,120
6.55%, 10/13/20(b)	325,000	309,159

		18,474,496

Diversified Capital Markets—1.31%
Credit Suisse AG (Switzerland),
Sr. Unsec. Medium-Term Global Notes, 5.30%, 08/13/19	1,285,000	1,318,535
Sub. Global Notes, 5.40%, 01/14/20	475,000	435,341
Unsec. Sub. Global Notes, 6.00%, 02/15/18	230,000	224,958
UBS AG (Switzerland), Sr. Unsec. Global Notes, 5.88%, 12/20/17	985,000	1,013,158

		2,991,992

See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Bond Fund

	Principal
	Amount	Value

Diversified Chemicals—0.89%
Dow Chemical Co. (The),
Sr. Unsec. Global Notes,
4.25%, 11/15/20	$985,000	$991,961
5.25%, 11/15/41	1,000,000	977,995
Huntsman International LLC,
Sr. Unsec. Gtd. Global Notes, 5.50%, 06/30/16	10,000	9,600
Sr. Unsec. Gtd. Sub. Global Notes, 8.63%, 03/15/21	60,000	60,450

		2,040,006

Diversified Metals & Mining—1.29%
Anglo American Capital PLC (United Kingdom), Sr. Unsec. Gtd. Notes, 9.38%, 04/08/19(b)	660,000	861,999
Freeport-McMoRan Copper & Gold Inc., Sr. Unsec. Notes, 8.38%, 04/01/17	1,320,000	1,406,625
Midwest Vanadium Pty. Ltd. (Australia), Sr. Sec. Gtd. Mortgage Notes, 11.50%, 02/15/18(b)	15,000	11,027
Southern Copper Corp.,
Sr. Unsec. Global Notes,
5.38%, 04/16/20	230,000	238,798
6.75%, 04/16/40	335,000	336,179
Thompson Creek Metals Co. Inc. (Canada), Sr. Unsec. Gtd. Notes, 7.38%, 06/01/18(b)	8,000	6,600
Vedanta Resources PLC (United Kingdom), Sr. Unsec. Notes, 9.50%, 07/18/18(b)	100,000	88,464

		2,949,692

Diversified REIT’s—0.25%
Qatari Diar Finance QSC (Qatar), Unsec. Gtd. Unsub. Notes, 5.00%, 07/21/20(b)	545,000	571,215

Drug Retail—1.40%
CVS Pass Through Trust,
Sec. Global Pass Through Ctfs., 6.04%, 12/10/28	1,241,669	1,305,042
Sec. Pass Through Ctfs., 8.35%, 07/10/31(b)	196,533	242,045
Sr. Sec. Gtd. Pass Through Ctfs., 5.77%, 01/10/33(b)	1,657,420	1,655,438

		3,202,525

Electric Utilities—2.60%
DCP Midstream LLC,
Sr. Unsec. Notes,
9.70%, 12/01/13(b)	1,500,000	1,713,354
9.75%, 03/15/19(b)	500,000	669,325
Enel Finance International N.V. (Luxembourg), Sr. Unsec. Gtd. Notes, 5.13%, 10/07/19(b)	820,000	738,634
Entergy Gulf States Louisiana LLC, Sec. First Mortgage Bonds, 5.59%, 10/01/24	650,000	720,055
Ohio Power Co., Series M, Sr. Unsec. Notes, 5.38%, 10/01/21	350,000	399,887
Southern Co. (The), Series A, Sr. Unsec. Notes, 2.38%, 09/15/15	400,000	410,164
Southern Power Co., Series D, Sr. Unsec. Global Notes, 4.88%, 07/15/15	1,175,000	1,288,346

		5,939,765

Electrical Components & Equipment—0.01%
Polypore International Inc., Sr. Unsec. Gtd. Global Notes, 7.50%, 11/15/17	30,000	30,750

Electronic Components—0.34%
Corning, Inc.,
Sr. Unsec. Notes,
6.63%, 05/15/19	140,000	170,888
7.25%, 08/15/36	490,000	603,493

		774,381

Electronic Equipment & Instruments—0.22%
FLIR Systems, Inc., Sr. Unsec. Notes, 3.75%, 09/01/16	500,000	501,810

Electronic Manufacturing Services—0.02%
Sanmina-SCI Corp., Sr. Unsec. Gtd. Notes, 7.00%, 05/15/19(b)	45,000	42,188

Environmental & Facilities Services—0.62%
Waste Management, Inc.,
Sr. Unsec. Gtd. Notes,
4.60%, 03/01/21	680,000	726,399
5.00%, 03/15/14	645,000	698,936

		1,425,335

Food Retail—0.96%
Safeway, Inc.,
Sr. Unsec. Global Notes, 3.95%, 08/15/20	1,000,000	966,901
Sr. Unsec. Notes, 3.40%, 12/01/16	1,215,000	1,214,344

		2,181,245

Forest Products—0.02%
Millar Western Forest Products Ltd. (Canada), Sr. Unsec. Notes, 8.50%, 04/01/21(b)	45,000	34,650

Gas Utilities—0.08%
Ferrellgas L.P./Ferrellgas Finance Corp., Sr. Unsec. Global Notes, 6.50%, 05/01/21	65,000	55,575
Suburban Propane Partners, L.P./ Suburban Energy Finance Corp., Sr. Unsec. Notes, 7.38%, 03/15/20	115,000	119,456

		175,031

Gold—1.07%
Gold Fields Orogen Holding BVI Ltd. (British Virgin Islands), Sr. Unsec. Gtd. Notes, 4.88%, 10/07/20(b)	1,000,000	872,881
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Bond Fund

	Principal
	Amount	Value

Gold—(continued)
Kinross Gold Corp. (Canada),
Sr. Unsec. Gtd. Notes,
5.13%, 09/01/21(b)	$300,000	$298,310
6.88%, 09/01/41(b)	700,000	720,036
Newmont Mining Corp., Sr. Unsec. Gtd. Notes, 6.25%, 10/01/39	475,000	543,870

		2,435,097

Health Care Distributors—0.62%
AmerisourceBergen Corp., Sr. Unsec. Gtd. Notes, 3.50%, 11/15/21	1,250,000	1,263,416
McKesson Corp., Sr. Unsec. Notes, 3.25%, 03/01/16	155,000	163,866

		1,427,282

Health Care Equipment—0.41%
Boston Scientific Corp., Sr. Unsec. Notes, 4.50%, 01/15/15	310,000	325,720
CareFusion Corp., Sr. Unsec. Global Notes, 4.13%, 08/01/12	600,000	611,203

		936,923

Health Care Facilities—0.15%
HCA, Inc., Sr. Sec. Gtd. Global Notes, 7.88%, 02/15/20	95,000	100,225
HealthSouth Corp.,
Sr. Unsec. Gtd. Notes,
7.25%, 10/01/18	40,000	39,050
7.75%, 09/15/22	20,000	19,300
Select Medical Holdings Corp., Sr. Unsec. Floating Rate Global Notes, 6.27%, 09/15/15(d)	30,000	25,950
Tenet Healthcare Corp.,
Sr. Unsec. Global Notes,
8.00%, 08/01/20	10,000	9,900
9.25%, 02/01/15	135,000	139,725

		334,150

Health Care Services—1.73%
Aristotle Holding, Inc., Sr. Unsec. Gtd. Notes, 6.13%, 11/15/41(b)	1,000,000	1,069,685
Express Scripts, Inc.,
Sr. Unsec. Gtd. Global Notes, 5.25%, 06/15/12	1,585,000	1,619,928
Sr. Unsec. Gtd. Notes, 3.13%, 05/15/16	445,000	442,354
Highmark, Inc.,
Sr. Unsec. Notes,
4.75%, 05/15/21(b)	395,000	398,922
6.13%, 05/15/41(b)	375,000	402,293
Universal Hospital Services Inc., Sec. Gtd. Global Notes, 8.50%, 06/01/15	20,000	20,325

		3,953,507

Health Care Technology—0.04%
MedAssets Inc., Sr. Unsec. Gtd. Global Notes, 8.00%, 11/15/18	85,000	83,725

Homebuilding—0.11%
Beazer Homes USA Inc.,
Sr. Unsec. Gtd. Global Notes,
6.88%, 07/15/15	50,000	37,000
8.13%, 06/15/16	57,000	40,755
K. Hovnanian Enterprises Inc., Sr. Sec. Gtd. Global Notes, 10.63%, 10/15/16	145,000	115,275
Lennar Corp., Sr. Unsec. Gtd. Global Notes, 6.95%, 06/01/18	52,000	50,310
M/I Homes Inc., Sr. Unsec. Gtd. Global Notes, 8.63%, 11/15/18	15,000	13,181

		256,521

Hotels, Resorts & Cruise Lines—0.85%
Hyatt Hotels Corp.,
Sr. Unsec. Notes,
3.88%, 08/15/16	500,000	508,356
6.88%, 08/15/19(b)	155,000	173,785
Royal Caribbean Cruises Ltd., Sr. Unsec. Global Notes, 7.50%, 10/15/27	30,000	29,400
Wyndham Worldwide Corp., Sr. Unsec. Global Notes, 6.00%, 12/01/16	1,145,000	1,235,884

		1,947,425

Household Products—0.03%
Central Garden & Pet Co., Sr. Gtd. Sub. Notes, 8.25%, 03/01/18	74,000	72,150

Housewares & Specialties—0.00%
American Greetings Corp., Sr. Unsec. Notes, 7.38%, 12/01/21	5,000	5,075

Independent Power Producers & Energy Traders—0.08%
AES Corp. (The), Sr. Unsec. Global Notes, 8.00%, 06/01/20	95,000	102,600
AES Red Oak LLC, Series A, Sr. Sec. Bonds, 8.54%, 11/30/19	64,976	66,113
Calpine Corp., Sr. Sec. Notes, 7.25%, 10/15/17(b)	25,000	25,438

		194,151

Industrial Conglomerates—1.41%
General Electric Capital Corp.,
Sr. Unsec. Medium-Term Global Notes, 5.50%, 01/08/20	320,000	338,536
Sr. Unsec. Medium-Term Notes, 4.65%, 10/17/21	600,000	603,727
Hutchison Whampoa International Ltd. (Hong Kong), Unsec. Gtd. Sub. Notes, 6.00%(b)(e)	2,290,000	2,278,550

		3,220,813

Industrial Machinery—0.68%
Cleaver-Brooks Inc., Sr. Sec. Notes, 12.25%, 05/01/16(b)	60,000	60,600
Pentair, Inc., Sr. Unsec. Gtd. Notes, 5.00%, 05/15/21	1,430,000	1,503,708

		1,564,308

See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Bond Fund

	Principal
	Amount	Value

Integrated Oil & Gas—0.81%
Hess Corp., Sr. Unsec. Global Notes, 5.60%, 02/15/41	$450,000	$477,460
Lukoil International Finance B.V. (Netherlands), Sr. Unsec. Gtd. Notes, 6.13%, 11/09/20(b)	960,000	956,787
Petrobras International Finance Co. (Brazil), Sr. Unsec. Gtd. Global Notes, 5.38%, 01/27/21	410,000	417,889

		1,852,136

Integrated Telecommunication Services—2.77%
AT&T Corp., Sr. Unsec. Gtd. Global Notes, 8.00%, 11/15/31	86,000	116,449
AT&T Inc.,
Sr. Unsec. Global Notes,
2.95%, 05/15/16	370,000	383,087
4.45%, 05/15/21	190,000	201,405
6.15%, 09/15/34	500,000	565,908
Deutsche Telekom International Finance B.V. (Netherlands),
Sr. Unsec. Gtd. Global Bonds, 8.75%, 06/15/30	440,000	598,256
Sr. Unsec. Gtd. Global Notes, 6.00%, 07/08/19	150,000	171,340
Sr. Unsec. Gtd. Notes, 6.75%, 08/20/18	225,000	268,151
Integra Telecom Holdings Inc., Sr. Sec. Notes, 10.75%, 04/15/16(b)	40,000	35,600
Qtel International Finance Ltd. (Bermuda),
Sr. Unsec. Gtd. Notes,
3.38%, 10/14/16(b)	315,000	319,486
4.75%, 02/16/21(b)	200,000	202,250
Qwest Corp., Sr. Unsec. Notes, 6.88%, 09/15/33	210,000	207,900
Telecom Italia Capital S.A. (Luxembourg), Sr. Unsec. Gtd. Global Notes, 7.00%, 06/04/18	2,080,000	1,890,872
Telefonica Emisiones S.A. Unipersonal (Spain), Sr. Unsec. Gtd. Global Notes, 5.46%, 02/16/21	880,000	799,861
Verizon Communications, Inc.,
Sr. Unsec. Global Notes,
4.75%, 11/01/41	300,000	302,284
6.40%, 02/15/38	200,000	239,202
Windstream Corp., Sr. Unsec. Gtd. Notes, 7.50%, 06/01/22(b)	15,000	14,287

		6,316,338

Internet Retail—0.26%
Expedia Inc., Sr. Unsec. Gtd. Global Notes, 5.95%, 08/15/20	585,000	588,877

Internet Software & Services—0.05%
Equinix Inc.,
Sr. Unsec. Notes,
7.00%, 07/15/21	50,000	51,250
8.13%, 03/01/18	50,000	53,500

		104,750

Investment Banking & Brokerage—3.50%
Charles Schwab Corp. (The), Sr. Unsec. Notes, 4.45%, 07/22/20	875,000	900,000
E*Trade Financial Corp., Sr. Unsec. Notes, 6.75%, 06/01/16	15,000	14,963
Goldman Sachs Group, Inc. (The),
Sr. Unsec. Global Notes,
3.63%, 02/07/16	350,000	333,258
3.70%, 08/01/15	615,000	592,317
5.25%, 07/27/21	565,000	525,972
Unsec. Sub. Global Notes, 6.75%, 10/01/37	1,000,000	896,637
Jefferies Group, Inc., Sr. Unsec. Notes, 6.88%, 04/15/21	710,000	603,500
Macquarie Group Ltd. (Australia),
Sr. Unsec. Notes,
6.00%, 01/14/20(b)	1,095,000	1,043,236
7.63%, 08/13/19(b)	498,000	514,515
Morgan Stanley,
Sr. Unsec. Global Notes, 4.00%, 07/24/15	1,000,000	914,146
Sr. Unsec. Notes, 3.45%, 11/02/15	1,000,000	894,571
Raymond James Financial, Inc., Sr. Unsec. Notes, 4.25%, 04/15/16	370,000	381,706
Schwab Capital Trust I, Jr. Unsec. Gtd. Sub. Notes, 7.50%, 11/15/37	385,000	388,207

		8,003,028

Leisure Facilities—0.00%
Speedway Motorsports Inc., Sr. Unsec. Gtd. Global Notes, 6.75%, 02/01/19	10,000	9,975

Leisure Products—0.03%
Toys R US-Delaware Inc., Sr. Sec. Gtd. Notes, 7.38%, 09/01/16(b)	70,000	69,650

Life & Health Insurance—3.92%
Aegon N.V. (Netherlands), Sr. Unsec. Global Bonds, 4.63%, 12/01/15	650,000	671,906
Forethought Financial Group, Inc., Sr. Unsec. Notes, 8.63%, 04/15/21(b)	950,000	944,062
MetLife, Inc.,
Jr. Unsec. Sub. Global Notes, 10.75%, 08/01/39	785,000	1,008,725
Series A, Sr. Unsec. Notes, 6.82%, 08/15/18	50,000	58,408
Nationwide Financial Services, Inc., Sr. Unsec. Notes, 5.38%, 03/25/21(b)	1,645,000	1,639,986
Pacific LifeCorp., Sr. Unsec. Notes, 6.00%, 02/10/20(b)	1,150,000	1,240,485
Prudential Financial, Inc.,
Series C, Sr. Unsec. Medium-Term Notes, 5.40%, 06/13/35	1,500,000	1,373,804
Series D, Sr. Unsec. Medium-Term Notes,
4.75%, 09/17/15	820,000	864,402
6.63%, 12/01/37	390,000	408,069
7.38%, 06/15/19	645,000	740,937

		8,950,784

See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Bond Fund

	Principal
	Amount	Value

Life Sciences Tools & Services—0.53%
Life Technologies Corp., Sr. Notes, 6.00%, 03/01/20	$610,000	$681,087
PerkinElmer, Inc., Sr. Unsec. Notes, 5.00%, 11/15/21	525,000	525,847

		1,206,934

Managed Health Care—2.08%
Cigna Corp.,
Sr. Unsec. Global Notes,
2.75%, 11/15/16	635,000	628,123
5.38%, 02/15/42	890,000	845,756
Sr. Unsec. Notes,
4.50%, 03/15/21	435,000	437,652
5.88%, 03/15/41	350,000	358,393
Coventry Health Care, Inc., Sr. Unsec. Notes, 5.45%, 06/15/21	885,000	971,062
UnitedHealth Group, Inc.,
Sr. Unsec. Notes,
3.88%, 10/15/20	400,000	416,402
5.95%, 02/15/41	590,000	706,914
WellPoint, Inc., Sr. Unsec. Global Notes, 3.70%, 08/15/21	390,000	396,595

		4,760,897

Marine—0.00%
Navios Maritime Acquisition Corp./ Navios Acquisition Finance U.S. Inc., Sr. Sec. Gtd. Global Notes, 8.63%, 11/01/17	10,000	7,625

Movies & Entertainment—0.72%
AMC Entertainment Inc., Sr. Unsec. Gtd. Global Notes, 8.75%, 06/01/19	190,000	192,613
NAI Entertainment Holdings LLC, Sr. Sec. Notes, 8.25%, 12/15/17(b)	75,000	78,188
Time Warner, Inc.,
Sr. Unsec. Gtd. Deb., 6.50%, 11/15/36	675,000	767,040
Sr. Unsec. Gtd. Global Notes,
4.00%, 01/15/22	100,000	99,014
5.38%, 10/15/41	505,000	505,382

		1,642,237

Multi-Line Insurance—1.27%
American Financial Group, Inc., Sr. Unsec. Notes, 9.88%, 06/15/19	1,055,000	1,230,204
Fairfax Financial Holdings Ltd. (Canada), Sr. Unsec. Notes, 5.80%, 05/15/21(b)	2,000	1,847
Hartford Financial Services Group Inc., Jr. Unsec. Sub. Deb., 8.13%, 06/15/38	55,000	53,900
Health Care Service Corp., Sr. Unsec. Notes, 4.70%, 01/15/21(b)	530,000	571,880
Liberty Mutual Group, Inc.,
Jr. Unsec. Gtd. Sub. Bonds, 7.80%, 03/15/37 (Acquired 02/08/11—09/01/11; Cost $552,975)(b)	550,000	475,750
Sr. Unsec. Gtd. Notes, 5.00%, 06/01/21(b)	560,000	532,963
Nationwide Mutual Insurance Co., Unsec. Sub. Notes, 9.38%, 08/05/39(b)	25,000	28,650

		2,895,194

Multi-Utilities—0.76%
Consumers Energy Co., Sr. Sec. First Mortgage Bonds, 5.80%, 09/15/35	480,000	594,700
Dominion Resources, Inc., Sr. Unsec. Notes, 2.25%, 09/01/15	500,000	508,694
Nisource Finance Corp., Sr. Unsec. Gtd. Bonds, 6.80%, 01/15/19	535,000	626,858

		1,730,252

Office REIT’s—0.71%
Digital Realty Trust L.P., Sr. Unsec. Gtd. Global Notes, 4.50%, 07/15/15	1,525,000	1,547,744
DuPont Fabros Technology L.P., Sr. Unsec. Gtd. Global Notes, 8.50%, 12/15/17	75,000	79,875

		1,627,619

Office Services & Supplies—0.79%
Steelcase, Inc., Sr. Unsec. Notes, 6.38%, 02/15/21	1,730,000	1,806,873

Oil & Gas Drilling—0.37%
Transocean Inc., Sr. Unsec. Gtd. Global Notes, 4.95%, 11/15/15	835,000	845,815

Oil & Gas Equipment & Services—0.10%
Bristow Group, Inc., Sr. Unsec. Gtd. Global Notes, 7.50%, 09/15/17	88,000	90,860
Key Energy Services, Inc., Sr. Unsec. Gtd. Notes, 6.75%, 03/01/21	100,000	99,250
SESI, LLC, Sr. Unsec. Gtd. Notes, 6.38%, 05/01/19(b)	30,000	29,850

		219,960

Oil & Gas Exploration & Production—1.78%
Berry Petroleum Co., Sr. Unsec. Notes, 6.75%, 11/01/20	35,000	35,088
Bill Barrett Corp., Sr. Unsec. Gtd. Notes, 7.63%, 10/01/19	10,000	10,275
Chaparral Energy Inc., Sr. Unsec. Gtd. Global Notes, 8.25%, 09/01/21	95,000	94,050
Chesapeake Energy Corp.,
Sr. Unsec. Gtd. Notes,
6.13%, 02/15/21	5,000	5,031
6.63%, 08/15/20	67,000	69,931
Cimarex Energy Co., Sr. Unsec. Gtd. Notes, 7.13%, 05/01/17	35,000	36,750
Continental Resources Inc.,
Sr. Unsec. Gtd. Global Notes,
7.13%, 04/01/21	50,000	53,688
8.25%, 10/01/19	45,000	49,444
Empresa Nacional del Petroleo (Chile), Sr. Unsec. Notes, 5.25%, 08/10/20(b)	365,000	382,554
Encana Corp. (Canada), Sr. Unsec. Global Notes, 6.50%, 02/01/38	945,000	1,084,249
EOG Resources, Inc., Sr. Unsec. Notes, 4.10%, 02/01/21	475,000	511,773
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Bond Fund

	Principal
	Amount	Value

Oil & Gas Exploration & Production—(continued)
EXCO Resources Inc., Sr. Unsec. Gtd. Notes, 7.50%, 09/15/18	$55,000	$50,875
Forest Oil Corp., Sr. Unsec. Gtd. Global Notes, 7.25%, 06/15/19	60,000	59,700
Gazprom OAO Via Gaz Capital S.A. (Luxembourg), Sr. Unsec. Loan Participation Notes, 6.51%, 03/07/22(b)	265,000	276,925
Kodiak Oil & Gas Corp. (Canada), Sr. Unsec. Gtd. Notes, 8.13%, 12/01/19(b)	7,000	7,105
McMoRan Exploration Co., Sr. Unsec. Gtd. Notes, 11.88%, 11/15/14	80,000	84,200
Newfield Exploration Co., Sr. Unsec. Sub. Global Notes, 7.13%, 05/15/18	190,000	200,450
Petroleos Mexicanos (Mexico), Sr. Unsec. Gtd. Global Notes, 5.50%, 01/21/21	630,000	671,421
Plains Exploration & Production Co., Sr. Unsec. Gtd. Notes, 7.63%, 06/01/18	160,000	168,800
Range Resources Corp., Sr. Unsec. Gtd. Sub. Notes, 5.75%, 06/01/21	80,000	85,400
SM Energy Co.,
Sr. Unsec. Notes,
6.50%, 11/15/21(b)	20,000	19,900
6.63%, 02/15/19(b)	20,000	20,100
Whiting Petroleum Corp., Sr. Unsec. Gtd. Sub. Notes, 6.50%, 10/01/18	60,000	62,325
WPX Energy Inc., Sr. Unsec. Notes, 6.00%, 01/15/22(b)	35,000	34,125

		4,074,159

Oil & Gas Refining & Marketing—0.05%
Tesoro Corp., Sr. Unsec. Gtd. Global Bonds, 6.50%, 06/01/17	13,000	13,276
United Refining Co., Sr. Sec. Gtd. Global Notes, 10.50%, 02/28/18	105,000	98,700

		111,976

Oil & Gas Storage & Transportation—3.41%
Atlas Pipeline Partners L.P./Atlas Pipeline Finance Corp., Sr. Unsec. Gtd. Notes, 8.75%, 06/15/18(b)	42,000	43,785
Chesapeake Midstream Partners L.P./ CHKM Finance Corp., Sr. Unsec. Gtd. Notes, 5.88%, 04/15/21(b)	75,000	73,500
Copano Energy LLC/Copano Energy Finance Corp., Sr. Unsec. Gtd. Notes, 7.13%, 04/01/21	80,000	80,400
Energy Transfer Equity L.P., Sr. Sec. Gtd. Notes, 7.50%, 10/15/20	53,000	55,319
Energy Transfer Partners L.P., Sr. Unsec. Global Notes, 6.05%, 06/01/41	1,135,000	1,092,135
Enterprise Products Operating LLC,
Sr. Unsec. Gtd. Global Notes, 5.25%, 01/31/20	250,000	272,361
Sr. Unsec. Gtd. Notes, 6.45%, 09/01/40	1,250,000	1,431,909
Series G, Sr. Unsec. Gtd. Global Notes, 5.60%, 10/15/14	720,000	791,756
Inergy L.P./Inergy Finance Corp., Sr. Unsec. Gtd. Global Notes, 6.88%, 08/01/21	60,000	57,600
Kinder Morgan Energy Partners L.P., Sr. Unsec. Notes, 5.85%, 09/15/12	560,000	579,110
MarkWest Energy Partners L.P./ MarkWest Energy Finance Corp.,
Sr. Unsec. Gtd. Notes,
6.25%, 06/15/22	30,000	30,450
6.50%, 08/15/21	85,000	86,169
Overseas Shipholding Group, Inc., Sr. Unsec. Notes, 8.13%, 03/30/18	105,000	79,275
Regency Energy Partners L.P./Regency Energy Finance Corp., Sr. Unsec. Gtd. Notes, 6.88%, 12/01/18	95,000	99,394
Spectra Energy Capital LLC,
Sr. Unsec. Gtd. Notes,
5.67%, 08/15/14	500,000	549,854
8.00%, 10/01/19	225,000	283,621
Targa Resources Partners L.P./Targa Resources Partners Finance Corp., Sr. Unsec. Gtd. Notes, 6.88%, 02/01/21(b)	70,000	70,700
Texas Eastern Transmission L.P., Sr. Unsec. Notes, 7.00%, 07/15/32	755,000	931,572
Williams Partners L.P./Williams Partners Finance Corp., Sr. Unsec. Global Notes, 7.25%, 02/01/17	1,000,000	1,178,426

		7,787,336

Other Diversified Financial Services—4.33%
Bank of America Corp.,
Sr. Unsec. Global Notes, 3.70%, 09/01/15	500,000	450,404
Series L, Sr. Unsec. Medium-Term Global Notes, 5.65%, 05/01/18	695,000	626,895
Bear Stearns Cos., LLC (The),
Sr. Unsec. Global Notes, 7.25%, 02/01/18	680,000	781,537
Unsec. Sub. Notes, 5.55%, 01/22/17	1,030,000	1,080,584
Citigroup, Inc., Sr. Unsec. Global Notes, 6.13%, 05/15/18	1,450,000	1,512,380
ERAC USA Finance LLC,
Sr. Unsec. Gtd. Notes, 2.75%, 07/01/13(b)	555,000	562,114
Unsec. Gtd. Notes, 5.80%, 10/15/12(b)	200,000	207,706
International Lease Finance Corp.,
Sr. Sec. Notes, 6.50%, 09/01/14(b)	2,970,000	2,995,988
Sr. Unsec. Global Notes, 8.75%, 03/15/17	40,000	40,375
Sr. Unsec. Notes, 8.25%, 12/15/20	295,000	294,631
JPMorgan Chase & Co.,
Sr. Unsec. Global Notes,
3.15%, 07/05/16	390,000	384,873
3.45%, 03/01/16	270,000	268,318
Merrill Lynch & Co., Inc., Sub. Global Notes, 7.75%, 05/14/38	765,000	685,189

		9,890,994

See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Bond Fund

	Principal
	Amount	Value

Packaged Foods & Meats—1.15%
Del Monte Foods Co., Sr. Unsec. Gtd. Notes, 7.63%, 02/15/19(b)	$35,000	$31,675
Kraft Foods, Inc.,
Sr. Unsec. Global Notes, 6.88%, 02/01/38	1,255,000	1,548,762
Sr. Unsec. Notes, 6.88%, 01/26/39	850,000	1,056,638

		2,637,075

Paper Packaging—0.01%
Cascades Inc. (Canada), Sr. Unsec. Gtd. Global Notes, 7.88%, 01/15/20	15,000	14,438

Paper Products—0.43%
Boise Cascade LLC, Sr. Unsec. Gtd. Sub. Global Notes, 7.13%, 10/15/14	105,000	102,375
Clearwater Paper Corp., Sr. Unsec. Gtd. Global Notes, 7.13%, 11/01/18	40,000	41,600
International Paper Co.,
Sr. Unsec. Global Notes,
4.75%, 02/15/22	280,000	283,396
6.00%, 11/15/41	405,000	410,769
Mercer International Inc., Sr. Unsec. Gtd. Global Notes, 9.50%, 12/01/17	70,000	70,700
NewPage Corp., Sr. Sec. Gtd. Global Notes, 11.38%, 12/31/14(c)	45,000	31,838
P.H. Glatfelter Co., Sr. Unsec. Gtd. Global Notes, 7.13%, 05/01/16	45,000	46,665

		987,343

Pharmaceuticals—0.20%
Elan Finance PLC/Corp. (Ireland), Sr. Unsec. Gtd. Global Notes, 8.75%, 10/15/16	100,000	107,500
Endo Pharmaceuticals Holdings Inc., Sr. Unsec. Gtd. Notes, 7.00%, 12/15/20(b)	20,000	20,650
Mylan Inc., Sr. Unsec. Gtd. Notes, 6.00%, 11/15/18(b)	35,000	35,175
NBTY Inc., Sr. Unsec. Gtd. Global Notes, 9.00%, 10/01/18	45,000	48,150
Valeant Pharmaceuticals International, Sr. Unsec. Gtd. Notes, 6.75%, 10/01/17(b)	85,000	82,238
Wyeth, Sr. Unsec. Gtd. Notes, 6.45%, 02/01/24	120,000	154,134

		447,847

Property & Casualty Insurance—1.77%
CNA Financial Corp., Sr. Unsec. Notes, 7.35%, 11/15/19	1,100,000	1,214,566
QBE Capital Funding III Ltd. (Jersey Island), Unsec. Gtd. Sub. Variable Rate Notes, 7.25%, 05/24/41(b)(d)	1,500,000	1,380,000
W.R. Berkley Corp., Sr. Unsec. Notes, 7.38%, 09/15/19	600,000	692,832
XL Group PLC (Ireland), Sr. Unsec. Global Notes, 5.25%, 09/15/14	710,000	748,452

		4,035,850

Railroads—1.15%
Canadian Pacific Railway Co. (Canada), Sr. Unsec. Notes, 4.45%, 03/15/23	225,000	228,601
CSX Corp.,
Sr. Unsec. Global Notes, 6.15%, 05/01/37	770,000	916,163
Sr. Unsec. Notes, 5.50%, 04/15/41	1,350,000	1,488,032

		2,632,796

Real Estate Services—0.01%
CB Richard Ellis Services Inc., Sr. Unsec. Gtd. Global Notes, 6.63%, 10/15/20	32,000	32,320

Regional Banks—0.71%
BB&T Capital Trust II, Jr. Unsec. Gtd. Sub. Global Notes, 6.75%, 06/07/36	80,000	79,646
CIT Group Inc., Sec. Gtd. Bonds, 7.00%, 05/02/17(b)	170,000	164,900
Nationwide Building Society (United Kingdom), Sr. Unsec. Notes, 6.25%, 02/25/20(b)	1,030,000	982,444
Regions Financial Corp., Sr. Unsec. Notes, 5.75%, 06/15/15	345,000	333,788
Synovus Financial Corp., Unsec. Sub. Global Notes, 5.13%, 06/15/17	65,000	54,113

		1,614,891

Research & Consulting Services—0.54%
FTI Consulting Inc., Sr. Unsec. Gtd. Global Notes, 6.75%, 10/01/20	60,000	60,900
Novant Health, Inc., Bonds, 5.85%, 11/01/19	1,000,000	1,168,312

		1,229,212

Restaurants—0.41%
Yum! Brands, Inc., Sr. Unsec. Global Notes, 6.88%, 11/15/37	780,000	933,179

Retail REIT’s—0.25%
WEA Finance LLC, Sr. Unsec. Gtd. Notes, 7.13%, 04/15/18(b)	500,000	562,153

Semiconductor Equipment—0.07%
Amkor Technology Inc.,
Sr. Unsec. Global Notes,
6.63%, 06/01/21	85,000	79,263
7.38%, 05/01/18	6,000	5,985
Sensata Technologies B.V. (Netherlands), Sr. Unsec. Gtd. Notes, 6.50%, 05/15/19(b)	70,000	70,175

		155,423

Semiconductors—0.08%
Freescale Semiconductor Inc., Sr. Sec. Gtd. Notes, 9.25%, 04/15/18(b)	170,000	178,075

See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Bond Fund

	Principal
	Amount	Value

Soft Drinks—0.33%
Coca-Cola Enterprises, Inc., Sr. Unsec. Notes, 1.13%, 11/12/13	$750,000	$751,248

Specialized Finance—1.06%
Moody’s Corp., Sr. Unsec. Notes, 5.50%, 09/01/20	1,080,000	1,173,083
National Rural Utilities Cooperative Finance Corp.,
Sec. Bonds, 1.90%, 11/01/15	500,000	503,034
Sr. Sec. Bonds, 3.05%, 03/01/16	720,000	753,461

		2,429,578

Specialized REIT’s—1.44%
Entertainment Properties Trust, Sr. Unsec. Gtd. Global Notes, 7.75%, 07/15/20	1,250,000	1,319,704
HCP, Inc., Sr. Unsec. Notes, 3.75%, 02/01/16	265,000	267,056
Host Hotels & Resorts L.P., Sr. Gtd. Global Notes, 6.00%, 11/01/20	50,000	50,375
MPT Operating Partnership L.P./MPT Finance Corp., Sr. Unsec. Gtd. Global Notes, 6.88%, 05/01/21	25,000	25,000
Omega Healthcare Investors Inc., Sr. Unsec. Gtd. Global Notes, 6.75%, 10/15/22	20,000	19,800
Senior Housing Properties Trust, Sr. Unsec. Notes, 4.30%, 01/15/16	755,000	744,147
Ventas Realty L.P./Ventas Capital Corp., Sr. Unsec. Gtd. Notes, 4.75%, 06/01/21	895,000	864,180

		3,290,262

Specialty Chemicals—0.08%
Ferro Corp., Sr. Unsec. Notes, 7.88%, 08/15/18	85,000	85,212
LyondellBasell Industries N.V. (Netherlands), Sr. Gtd. Notes, 6.00%, 11/15/21(b)	5,000	5,113
NewMarket Corp., Sr. Unsec. Gtd. Global Notes, 7.13%, 12/15/16	25,000	25,734
PolyOne Corp., Sr. Unsec. Notes, 7.38%, 09/15/20	55,000	56,650

		172,709

Specialty Stores—0.03%
Michaels Stores Inc., Sr. Unsec. Gtd. Global Notes, 7.75%, 11/01/18	70,000	68,600

Steel—1.04%
AK Steel Corp., Sr. Unsec. Gtd. Notes, 7.63%, 05/15/20	20,000	18,350
ArcelorMittal S.A. (Luxembourg),
Sr. Unsec. Global Bonds, 9.85%, 06/01/19	770,000	823,469
Sr. Unsec. Global Notes,
5.50%, 03/01/21	135,000	117,984
6.75%, 03/01/41	135,000	115,496
7.00%, 10/15/39	625,000	553,092
FMG Resources (August 2006) Pty. Ltd. (Australia),
Sr. Unsec. Gtd. Notes,
6.38%, 02/01/16(b)	15,000	13,874
7.00%, 11/01/15(b)	40,000	38,800
United States Steel Corp., Sr. Unsec. Notes, 7.00%, 02/01/18	40,000	38,800
Vale Overseas Ltd. (Brazil), Sr. Unsec. Gtd. Global Notes, 6.88%, 11/10/39	580,000	651,146

		2,371,011

Systems Software—0.05%
Allen Systems Group Inc., Sec. Gtd. Notes, 10.50%, 11/15/16(b)	120,000	104,100

Technology Distributors—0.21%
Avnet Inc., Sr. Unsec. Notes, 5.88%, 06/15/20	460,000	482,714

Textiles—0.07%
Levi Strauss & Co., Sr. Unsec. Global Notes, 7.63%, 05/15/20	160,000	159,600

Tires & Rubber—0.02%
Cooper Tire & Rubber Co., Sr. Unsec. Notes, 8.00%, 12/15/19	50,000	52,125
Goodyear Tire & Rubber Co. (The), Sr. Unsec. Gtd. Notes, 8.25%, 08/15/20	4,000	4,260

		56,385

Tobacco—1.10%
Altria Group, Inc.,
Sr. Unsec. Gtd. Global Notes,
4.13%, 09/11/15	1,000,000	1,079,512
4.75%, 05/05/21	935,000	981,362
9.70%, 11/10/18	340,000	446,262

		2,507,136

Trading Companies & Distributors—0.07%
H&E Equipment Services Inc., Sr. Unsec. Gtd. Global Notes, 8.38%, 07/15/16	114,000	115,710
Interline Brands, Inc., Sr. Unsec. Gtd. Global Notes, 7.00%, 11/15/18	25,000	25,750
RSC Equipment Rental Inc./RSC Holdings III LLC, Sr. Unsec. Gtd. Global Notes, 8.25%, 02/01/21	25,000	24,125

		165,585

Trucking—0.09%
AE Escrow Corp., Sr. Unsec Gtd. Notes, 9.75%, 03/15/20(b)	15,000	15,225
Avis Budget Car Rental LLC/Avis Budget Finance Inc., Sr. Unsec. Gtd. Global Notes, 8.25%, 01/15/19	65,000	63,375
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Bond Fund

		Principal
		Amount	Value

Trucking—(continued)
Hertz Corp. (The),
Sr. Unsec. Gtd. Global Notes,
7.38%, 01/15/21		$55,000	$54,862
7.50%, 10/15/18		10,000	10,025
Sr. Unsec. Gtd. Sub. Global Notes, 6.75%, 04/15/19		60,000	58,500

			201,987

Wireless Telecommunication Services—1.85%
America Movil S.A.B de C.V. (Mexico), Sr. Unsec. Gtd. Global Notes, 6.13%, 03/30/40		565,000	633,077
American Tower Corp.,
Sr. Unsec. Global Notes, 4.63%, 04/01/15		820,000	856,477
Sr. Unsec. Notes, 4.50%, 01/15/18		515,000	518,728
Clearwire Communications LLC/ Clearwire Finance, Inc., Sr. Sec. Gtd. Notes, 12.00%, 12/01/15(b)		120,000	99,600
Cricket Communications, Inc., Sr. Unsec. Gtd. Global Notes, 7.75%, 10/15/20		156,000	122,460
Crown Castle Towers LLC, Sr. Sec. Gtd. Notes, 4.88%, 08/15/20(b)		1,215,000	1,263,600
Digicel Group Ltd. (Bermuda), Sr. Unsec. Notes, 8.88%, 01/15/15(b)		100,000	98,125
Intelsat Jackson Holdings S.A. (Luxembourg),
Sr. Unsec. Gtd. Notes,
7.25%, 04/01/19(b)		40,000	39,000
7.25%, 10/15/20(b)		30,000	29,100
7.50%, 04/01/21(b)		85,000	82,662
MetroPCS Wireless Inc.,
Sr. Unsec. Gtd. Notes,
6.63%, 11/15/20		65,000	57,363
7.88%, 09/01/18		20,000	19,113
SBA Telecommunications Inc., Sr. Unsec. Gtd. Global Notes, 8.25%, 08/15/19		140,000	150,325
Sprint Capital Corp., Sr. Unsec. Gtd. Global Notes, 6.90%, 05/01/19		105,000	81,112
Sprint Nextel Corp.,
Sr. Unsec. Gtd. Notes, 9.00%, 11/15/18(b)		20,000	20,300
Sr. Unsec. Notes, 11.50%, 11/15/21(b)		15,000	14,325
Wind Acquisition Finance S.A. (Luxembourg), Sr. Sec. Gtd. Notes, 11.75%, 07/15/17(b)		150,000	128,250

			4,213,617

Total U.S. Dollar Denominated Bonds & Notes (Cost $189,245,335)			191,989,827

U.S. Treasury Securities—11.73%
U.S. Treasury Bills—0.13%
0.10%, 11/15/12(g)		300,000	299,691

U.S. Treasury Notes—6.02%
2.00%, 04/30/16		2,475,000	2,607,258
1.75%, 05/31/16		450,000	468,844
3.63%, 02/15/21		5,000,000	5,712,500
3.13%, 05/15/21		2,225,000	2,442,633
2.13%, 08/15/21		2,500,000	2,517,578

			13,748,813

U.S. Treasury Bonds—5.58%
4.75%, 02/15/41		7,660,000	10,235,675
4.38%, 05/15/41		1,980,000	2,499,750

			12,735,425

Total U.S. Treasury Securities (Cost $24,165,927)			26,783,929

Asset-Backed Securities—1.61%
Bear Stearns Commercial Mortgage Securities, Series 2007-T26, Class A4, Variable Rate Pass Through Ctfs., 5.47%, 01/12/45(d)		700,000	781,870
GS Mortgage Securities Corp. II, Series 2010-C1, Class C, Variable Rate Pass Through Ctfs., 5.64%, 12/31/49(b)(d)		1,000,000	902,475
LB-UBS Commercial Mortgage Trust, Series 2006-C6, Class A4, Pass Through Ctfs., 5.37%, 09/15/39		760,000	838,402
Santander Drive Auto Receivables Trust, Series 2011-1, Class D, Pass Through Ctfs., 4.01%, 02/15/17		790,000	788,768
TIAA Seasoned Commercial Mortgage Trust, Series 2007-C4, Class A2, Variable Rate Pass Through Ctfs., 5.46%, 08/15/39(d)		356,473	362,538

Total Asset-Backed Securities (Cost $3,416,253)			3,674,053

Municipal Obligations—0.58%
Alameda (County of), California Joint Powers Authority (Multiple Capital); Series 2010 A, Lease RB, 7.05%, 12/01/44		530,000	642,890
Georgia (State of) Municipal Electric Authority (Plant Vogtle Units 3 & 4 — Project J); Series 2010 A, RB, 6.64%, 04/01/57		670,000	693,611

Total Municipal Obligations (Cost $1,243,550)			1,336,501

Non-U.S. Dollar Denominated Bonds & Notes—0.44%(h)
Canada—0.02%
Gateway Casinos & Entertainment Ltd., Sec. Gtd. Notes, 8.88%, 11/15/17(b)	CAD	49,000	48,524

See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Bond Fund

	Principal
	Amount		Value

Ireland—0.05%
Nara Cable Funding Ltd., Sr. Sec. Notes, 8.88%, 12/01/18(b)	EUR	100,000	$115,239

Italy—0.02%
Lottomatica S.p.A., Jr. Unsec. Sub. REGS Bonds, 8.25%, 03/31/66(b)	EUR	50,000	50,060

Luxembourg—0.12%
Cirsa Funding Luxembourg S.A., Sr. Gtd. REGS Notes, 8.75%, 05/15/18(b)	EUR	50,000	51,656
Codere Finance Luxembourg S.A., Sr. Sec. Gtd. REGS Notes, 8.25%, 06/15/15(b)	EUR	65,000	77,308
Mark IV Europe Lux SCA/Mark IV USA SCA, Sr. Sec. Gtd. Notes, 8.88%, 12/15/17(b)	EUR	100,000	136,406

			265,370

Netherlands—0.11%
Goodyear Dunlop Tires Europe B.V., Sr. Unsec. Gtd. Notes, 6.75%, 04/15/19(b)	EUR	100,000	125,319
Ziggo Bond Co. B.V., Sr. Sec. Gtd. Notes, 8.00%, 05/15/18(b)	EUR	100,000	131,030

			256,349

United Kingdom—0.12%
EC Finance PLC, Sr. Sec. Gtd. REGS Notes, 9.75%, 08/01/17(b)	EUR	50,000	50,396
Odeon & UCI Finco PLC, Sr. Sec. Gtd. Notes, 9.00%, 08/01/18(b)	GBP	150,000	217,755

			268,151

Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $1,117,580)			1,003,693

	Shares
Preferred Stocks—0.14%
Consumer Finance—0.03%
Ally Financial, Inc.,
Series A, 8.50% Pfd.(i)		1,440	24,984
Series G, 7.00% Pfd.(b)		7	4,904
GMAC Capital Trust I, Series 2, Jr. Gtd. Sub. Pfd.(i)		1,615	30,685

			60,573

Office REIT’s—0.01%
DuPont Fabros Technology, Inc., Series B, 7.63% Pfd.		560	13,726

Regional Banks—0.09%
PNC Financial Services Group, Inc., Series O, 6.75% Jr. Unsec. Sub. Pfd.		25,000	24,375
Zions Bancorp., Series C, 9.50% Pfd.		7,800	196,872

			221,247

Tires & Rubber—0.01%
Goodyear Tire & Rubber Co. (The), $2.94 Conv. Pfd.		420	20,324

Total Preferred Stocks (Cost $342,769)			315,870

Money Market Funds—0.66%
Liquid Assets Portfolio—Institutional Class (j)		750,826	750,826
Premier Portfolio—Institutional Class (j)		750,826	750,826

Total Money Market Funds (Cost $1,501,652)			1,501,652

TOTAL INVESTMENTS—99.24% (Cost $221,033,066)			226,605,525

OTHER ASSETS LESS LIABILITIES—0.76%			1,741,239

NET ASSETS—100.00%			$228,346,764

Investment Abbreviations:

CAD	—	Canadian Dollar

Ctfs.	—	Certificates

Deb.	—	Debentures

EUR	—	Euro

GBP	—	British Pound

Gtd.	—	Guaranteed

Jr.	—	Junior

Pfd.	—	Preferred

PIK	—	Payment-in-Kind

RB	—	Revenue Bonds

REGS	—	Regulation S

REIT	—	Real Estate Investment Trust

Sec.	—	Secured

Sr.	—	Senior

Sub.	—	Subordinated

Unsec.	—	Unsecured

Unsub.	—	Unsubordinated
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Bond Fund

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2011 was $50,337,127, which represented 22.04% of the Fund’s Net Assets.

(c)	Defaulted security. Currently, the issuer is partially or fully in default with respect to interest payments. The aggregate value of these securities at November 30, 2011 was $113,788, which represented 0.05% of the Fund’s Net Assets

(d)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2011.

(e)	Perpetual bond with no specified maturity date.

(f)	Interest payments have been suspended under European Union agreement for 24 months beginning April 30, 2010.

(g)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1G and Note 3.

(h)	Foreign denominated security. Principal amount is denominated in currency indicated.

(i)	Non-income producing security.

(j)	The money market fund and the Fund are affiliated by having the same investment adviser.
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Bond Fund

Notes to Quarterly Schedule of Portfolio Holdings
November 30, 2011
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Swap agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end of day net present values, spreads, ratings, industry, and company performance.

Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.

Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Invesco Van Kampen Bond Fund

A.	Security Valuations — (continued)

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.	Securities Purchased on a When-Issued and Delayed Delivery Basis — The Fund may purchase and sell interests in portfolio securities on a when-issued and delayed delivery basis, with payment and delivery scheduled for a future date. No income accrues to the Fund on such interests or securities in connection with such transactions prior to the date the Fund actually takes delivery of such interests or securities. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of acquiring such securities, they may sell such securities prior to the settlement date.

E.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
Invesco Van Kampen Bond Fund

F.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

G.	Futures Contracts — The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal counterparty risk since the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.

H.	Swap Agreements — The Fund may enter into various swap transactions, including interest rate, total return, index, currency exchange rate and credit default swap contracts (“CDS”) for investment purposes or to manage interest rate, currency or credit risk.

Interest rate, total return, index, and currency exchange rate swap agreements are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or return of an underlying asset, in a particular foreign currency, or in a “basket” of securities representing a particular index.

A CDS is an agreement between two parties (“Counterparties”) to exchange the credit risk of an issuer. A buyer of a CDS is said to buy protection by paying a fixed payment over the life of the agreement and in some situations an upfront payment to the seller of the CDS. If a defined credit event occurs (such as payment default or bankruptcy), the Fund as a protection buyer would cease paying its fixed payment, the Fund would deliver eligible bonds issued by the reference entity to the seller, and the seller would pay the full notional value, or the “par value”, of the referenced obligation to the Fund. A seller of a CDS is said to sell protection and thus would receive a fixed payment over the life of the agreement and an upfront payment, if applicable. If a credit event occurs, the Fund as a protection seller would cease to receive the fixed payment stream, the Fund would pay the buyer “par value” or the full notional value of the referenced obligation, and the Fund would receive the eligible bonds issued by the reference entity. In turn, these bonds may be sold in order to realize a recovery value. Alternatively, the seller of the CDS and its counterparty may agree to net the notional amount and the market value of the bonds and make a cash payment equal to the difference to the buyer of protection. If no credit event occurs, the Fund receives the fixed payment over the life of the agreement. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the CDS. In connection with these agreements, cash and securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default under the swap agreement or bankruptcy/insolvency of a party to the
Invesco Van Kampen Bond Fund

H.	Swap Agreements — (continued)

swap agreement. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Fund may obtain only limited recovery or may obtain no recovery in such circumstances.

Implied credit spreads represent the current level at which protection could be bought or sold given the terms of the existing CDS contract and serve as an indicator of the current status of the payment/performance risk of the CDS. An implied spread that has widened or increased since entry into the initial contract may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets.

Changes in the value of swap agreements are recognized as unrealized gains (losses) in the Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statement of Assets and Liabilities and may be referred to as upfront payments. The Fund accrues for the fixed payment stream and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount, recorded as a component of realized gain (loss) on the Statement of Operations. A liquidation payment received or made at the termination of a swap agreement is recorded as realized gain (loss) on the Statement of Operations. The Fund segregates liquid securities having a value at least equal to the amount of the potential obligation of a Fund under any swap transaction. The Fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the value of the contract. The risk may be mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to cover the Fund’s exposure to the counterparty. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk in excess of amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that a swap is difficult to sell or liquidate; the counterparty does not honor its obligations under the agreement and unfavorable interest rates and market fluctuations.

I.	Collateral — To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.
Invesco Van Kampen Bond Fund

NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
          The following is a summary of the tiered valuation input levels, as of November 30, 2011. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
          During the nine months ended November 30, 2011, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Equity Securities	$1,788,243	$29,279	$—	$1,817,522
U.S. Treasury Securities	—	26,783,929	—	26,783,929
Corporate Debt Securities	—	191,989,827	—	191,989,827
Foreign Debt Securities	—	1,003,693	—	1,003,693
Asset-Backed Securities	—	3,674,053	—	3,674,053
Municipal Obligations	—	1,336,501	—	1,336,501

	$1,788,243	$224,817,282	$—	$226,605,525

Open Foreign Currency Contracts*	—	19,768	—	19,768
Futures*	(69,889)	—	—	(69,889)

Total Investments	$1,718,354	$224,837,050	$—	$226,555,404

*	Unrealized Appreciation (Depreciation).
Invesco Van Kampen Bond Fund

NOTE 3 — Derivative Investments
The Fund has implemented the required disclosures about derivative instruments and hedging activities in accordance with GAAP. This disclosure is intended to improve financial reporting about derivative instruments and hedging activities by requiring enhanced disclosures to enable investors to better understand their effects on an entity’s financial position and financial performance. The enhanced disclosure has no impact on the results of operations reported in the financial statements.

Open Futures Contracts
				Unrealized
	Number of	Expiration	Notional	Appreciation
Long Contracts	Contracts	Month	Value	(Depreciation)

U.S. Treasury 5 Year Notes	396	March 2012	$2,642,438	$(66,176)
U.S. Treasury Ultra Bonds	17	March 2012	48,565,687	(14,284)

Subtotal			$51,208,125	$(80,460)

Short Contracts
U.S. Treasury 10 Year Notes	286	March 2012	$(36,992,312)	$10,571

Total Futures Contracts			$14,215,813	$(69,889)

Open Foreign Currency Contracts
Settlement		Contract to				Notional	Unrealized
Date	Counterparty	Deliver		Receive		Value	Appreciation

02/09/12	RBC Capital Markets Corp.	EUR	548,000	USD	754,443	$736,927	$17,516
02/09/12	Morgan Stanley & Co., Inc.	GBP	148,000	USD	234,355	232,103	2,252

Total Open Foreign Currency Contracts						$969,030	$19,768

Closed Foreign Currency Contracts
Closed		Contract to				Notional	Realized
Date	Counterparty	Deliver		Receive		Value	Gain

11/21/11	RBC Capital Markets Corp.	USD	25,730	EUR	19,000	$26,158	$428
11/25/11	RBC Capital Markets Corp.	USD	232,713	EUR	175,000	240,926	8,213
11/29/11	RBC Capital Markets Corp.	USD	10,666	EUR	8,000	11,014	348

Total Closed Foreign Currency Contracts						$278,098	$8,989

Total Foreign Currency Contracts						$1,247,128	$28,757

Currency Abbreviations:

EUR — Euro

GBP — British Pound Sterling

USD — U.S. Dollar
Invesco Van Kampen Bond Fund

NOTE 4 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended November 30, 2011 was $77,457,508 and $102,756,929, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$10,414,786
Aggregate unrealized (depreciation) of investment securities	(4,454,053)

Net unrealized appreciation of investment securities	$5,960,733

Cost of investments for tax purposes is $220,644,792.
Invesco Van Kampen Bond Fund

Item 2. Controls and Procedures.
(a)	As of December 15, 2011, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of December 15, 2011, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Registrant: Invesco Van Kampen Bond Fund

By:	/s/ Colin Meadows
Colin Meadows
Principal Executive Officer

Date:	January 27, 2012
Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Colin Meadows
Colin Meadows
Principal Executive Officer

Date:	January 27, 2012

By:	/s/ Sheri Morris
Sheri Morris
Principal Financial Officer

Date:	January 27, 2012

EXHIBIT INDEX
Certifications of Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.